Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Approval of Dividends
On June 27, 2025, the shareholders approved the payment of cash dividends of ¥39.0 per share of Common stock, totaling ¥449,733 million, that were payable on June 30, 2025, to the shareholders of record on March 31, 2025.
Repurchase of own shares
At the meeting of the Board of Directors of MUFG held on May 15, 2025, it was resolved to repurchase up to 175,000,000 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of its own shares for approximately ¥250 billion, in aggregate, from May 16, 2025 to July 31, 2025. This repurchase plan allowed for the repurchase of the equivalent of up to 1.5% of the total number of common shares outstanding excluding its own shares, or of an aggregate repurchase amount of up to ¥250 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.